Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

H. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in our Condensed, Consolidated Statement of Income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed:

	Three Months Ended						Six Months Ended
	June 30, 2013			June 30, 2012			June 30, 2013			June 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Loss
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	13	$69.3	(a)	3	$32.6		15	$78.8	(a)	5	$37.8
Impairment charges on aircraft intended to be or designated for part-out	6	31.8	(b)	4	12.2	(c)	14	48.8	(b)	4	14.3	(c)

Total Impairment charges and fair value adjustments on flight equipment	19	$101.1		7	$44.8		29	$127.6		9	$52.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. Subsequent to June 30, 2013, 10 of these aircraft were sold to a third party.

(b)
Includes charges relating to three engines for the three months ended June 30, 2013, and four engines for the six months ended June 30, 2013.

(c)
Includes charges relating to one engine for the three months ended June 30, 2012 and four engines for the six months ended June 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time, we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2012, 2011 and 2010.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.